Geographic Information and Major Customers (Details) - Schedule of revenues by geographical areas from external customers - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues by geographical areas from external customers
Total	$ 2,075,755	$ 987,883	$ 893,034
Israel [Member]
Revenues by geographical areas from external customers
Total	1,600,642	573,121	650,146
United Kingdom [Member]
Revenues by geographical areas from external customers
Total	274,325	160,073	135,835
Switzerland [Member]
Revenues by geographical areas from external customers
Total	100,580	143,014
Rest of the world [Member]
Revenues by geographical areas from external customers
Total	$ 100,208	$ 111,675	$ 107,053